ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.
AllianceBernstein Global Bond Fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 38 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 107 of the Funds' SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC. (USD $)	Class A Shares		Class B Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Shareholder Fees Column [Text]			(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	3.00%	[2]	1.00%	[3]	none	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.		Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.11%	0.12%	0.11%	0.11%	0.26%	0.17%	0.06%	0.02%
Other Expenses: Interest Expense and Related Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	none
Other Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Other Expenses		0.15%	0.16%	0.15%	0.15%	0.30%	0.21%	0.10%	0.05%
Total Annual Fund Operating Expenses	[1]	0.94%	1.65%	1.64%	0.64%	1.29%	0.95%	0.59%	0.54%
[1]	If interest expenses were excluded, net expenses would be as follows: Class A Class B Class C Advisor Class Class R Class K Class I Class Z ---------- .93% 1.64% 1.63% .63% 1.28% .94% .58% .54%

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC. (USD $)	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	517	468	267	65	131	97	62	55
After 3 Years	712	620	517	205	409	303	195	173
After 5 Years	923	897	892	357	708	525	340	302
After 10 Years	1,531	1,591	1,994	798	1,556	1,166	762	677

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC. (USD $)	Class B	Class C
After 1 Year	168	167
After 3 Years	520	517
After 5 Years	897	892
After 10 Years	1,591	1,994

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 179% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. Government and corporate debt securities. The Fund's investments may be denominated in local currency or U.S. Dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Adviser will actively manage the Fund's assets in relation to market conditions and general economic conditions and adjust the Fund's investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund's assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities (commonly known as "junk bonds").

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swaps.
PRINCIPAL RISKS
  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund's: Best Quarter was up 11.30% in the 2nd quarter, 2009; and Worst Quarter was down -5.57% in the 4th quarter, 2008.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.		1 Year	5 Years	10 Years	Inception Date
Class A	[1]	(6.28%)	7.29%	5.72%
Class A Return After Taxes on Distributions	[1]	(7.22%)	5.82%	3.87%
Class A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.55%)	5.17%	3.74%
Class B		(5.71%)	7.47%	5.72%
Class C		(3.79%)	7.45%	5.41%
Advisor Class	[2]	(1.87%)	8.55%	6.48%	Nov. 05, 2007
Class R	[2]	(2.48%)	7.91%	6.05%	Nov. 05, 2007
Class K	[2]	(2.16%)	8.29%	6.22%	Nov. 05, 2007
Class I	[2]	(1.81%)	8.60%	6.50%	Nov. 05, 2007
Class Z	[2]	(1.82%)	8.56%	6.50%	Oct. 15, 2013
Barclays Capital Global Aggregate Bond Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)		(0.14%)	4.11%	4.43%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date of Class R, K, I and Advisor Class shares: 11/05/07, and Class Z shares: 10/15/2013. Performance information for periods prior to the inception of Advisor Class, Class R, Class K, Class I and Class Z shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Advisor Class, Class K, Class I and Class Z shares, respectively.